Estimates, Significant Accounting Policies and Balance Sheet Detials (Tables)	12 Months Ended
Dec. 31, 2016
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Net change in operating assets and liabilities (net of acquisitions)
The net change in operating assets and liabilities (net of effects of acquisitions and deconsolidations) included in cash flows from operating activities is comprised as follows:

	Years Ended December 31,
	2016	2015	2014
Accounts receivable	$(919)	$819	$600
Accounts receivable from related companies	30	(243)	(22)
Inventories	(368)	(351)	51
Other current assets	83	(178)	150
Other non-current assets, net	(78)	188	(6)
Accounts payable	972	(1,215)	(851)
Accounts payable to related companies	29	(160)	3
Accrued and other current liabilities	39	(83)	(191)
Other non-current liabilities	33	(219)	(73)
Price risk management assets and liabilities, net	62	75	19
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	$(117)	$(1,367)	$(320)

Non-cash investing and financing activities and supplemental cash flow information
Non-cash investing and financing activities and supplemental cash flow information are as follows:

	Years Ended December 31,
	2016	2015	2014
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$822	$896	$643
Sunoco LP limited partner interest received in exchange for contribution of the Sunoco, Inc. retail business to Sunoco LP	194	—	—
Net gains from subsidiary common unit transactions	37	300	175
NON-CASH FINANCING ACTIVITIES:
Issuance of Common Units in connection with the PennTex Acquisition	$307	$—	$—
Issuance of Common Units in connection with the Regency Merger	—	9,250	—
Issuance of Class H Units in connection with the Bakken Pipeline Transaction	—	1,946	—
Issuance of Common Units in connection with the Susser Merger	—	—	908
Contribution of property, plant and equipment from noncontrolling interest	—	34	—
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	—	—	564
Predecessor equity issuances of common units in connection with Regency’s acquisitions	—	—	4,281
Long-term debt assumed or exchanged in Regency’s acquisitions	—	—	2,386
Redemption of Common Units in connection with the Bakken Pipeline Transaction	—	999	—
Redemption of Common Units in connection with the Sunoco LP Exchange	—	52	—
Redemption of Common Units in connection with the Lake Charles LNG Transaction	—	—	1,167
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	$1,411	$1,467	$1,232
Cash paid for (refund of) income taxes	(229)	71	344

Inventory	Inventories consisted of the following:

	December 31,
	2016	2015
Natural gas and NGLs	$699	$415
Crude oil	683	424
Refined products	113	104
Spare parts and other	217	270
Total inventories	$1,712	$1,213

Other Current Assets	Other current assets consisted of the following:

	December 31,
	2016	2015
Deposits paid to vendors	$74	$74
Income taxes receivable	128	291
Prepaid expenses and other	224	167
Total other current assets	$426	$532

Components and useful lives of property, plant and equipment
Components and useful lives of property, plant and equipment were as follows:

	December 31,
	2016	2015
Land and improvements	$659	$686
Buildings and improvements (1 to 45 years)	1,784	1,526
Pipelines and equipment (5 to 83 years)	35,923	33,148
Natural gas and NGL storage facilities (5 to 46 years)	1,515	391
Bulk storage, equipment and facilities (2 to 83 years)	3,677	2,853
Retail equipment (2 to 99 years)	—	401
Vehicles (1 to 25 years)	241	220
Right of way (20 to 83 years)	3,374	2,573
Natural resources	434	484
Other (1 to 40 years)	517	743
Construction work-in-process	10,096	7,844
	58,220	50,869
Less – Accumulated depreciation and depletion	(7,303)	(5,782)
Property, plant and equipment, net	$50,917	$45,087

Depreciation expense
We recognized the following amounts for the periods presented:

	Years Ended December 31,
	2016	2015	2014
Depreciation and depletion expense	$1,793	$1,713	$1,457
Capitalized interest, excluding AFUDC	200	163	101

Other non-current assets	Other Non-Current Assets, net Other non-current assets, net are stated at cost less accumulated amortization.
Components and useful lives of intangibles assets
Components and useful lives of intangible assets were as follows:

	December 31, 2016		December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer relationships, contracts and agreements (3 to 46 years)	$5,362	$(737)	$4,601	$(554)
Patents (10 years)	48	(21)	48	(16)
Trade Names (20 years)	66	(22)	66	(18)
Other (1 to 15 years)	2	(2)	6	(3)
Total amortizable intangible assets	$5,478	$(782)	$4,721	$(591)
Non-amortizable intangible assets:
Trademarks	—	—	291	—
Total intangible assets	$5,478	$(782)	$5,012	$(591)

Amortization expense of intangible assets	Aggregate amortization expense of intangible assets was as follows:

	Years Ended December 31,
	2016	2015	2014
Reported in depreciation, depletion and amortization	$193	$216	$212

Amortization expense, expected	Estimated aggregate amortization expense for the next five years is as follows:

Years Ending December 31:
2017	$213
2018	213
2019	211
2020	211
2021	211

Changes in carrying amount of goodwill
Changes in the carrying amount of goodwill were as follows:

	Intrastate Transportation and Storage	Interstate Transportation and Storage	Midstream	NGL and Refined Products Transportation and Services	Crude Oil Transportation and Services	All Other	Total
Balance, December 31, 2014	$10	$1,011	$767	$878	$912	$4,064	$7,642
Reduction due to Sunoco LP deconsolidation	—	—	—	—	—	(2,018)	(2,018)
Impaired	—	(99)	—	(106)	—	—	(205)
Other	—	—	(49)	—	—	58	9
Balance, December 31, 2015	10	912	718	772	912	2,104	5,428
Acquired	—	—	177	—	251	—	428
Reduction due to contribution of legacy Sunoco, Inc. retail business	—	—	—	—	—	(1,289)	(1,289)
Impaired	—	(638)	(32)	—	—	—	(670)
Balance, December 31, 2016	$10	$274	$863	$772	$1,163	$815	$3,897

Schedule of Asset Retirement Obligations [Table Text Block]
Individual component assets have been and will continue to be replaced, but the pipeline and the natural gas gathering and processing systems will continue in operation as long as supply and demand for natural gas exists. Based on the widespread use of natural gas in industrial and power generation activities, management expects supply and demand to exist for the foreseeable future.  We have in place a rigorous repair and maintenance program that keeps the pipelines and the natural gas gathering and processing systems in good working order. Therefore, although some of the individual assets may be replaced, the pipelines and the natural gas gathering and processing systems themselves will remain intact indefinitely.

Accounts payable and accrued liabilities
Deposits or advances are received from our customers as prepayments for natural gas deliveries in the following month. Prepayments and security deposits may also be required when customers exceed their credit limits or do not qualify for open credit.

Summary of fair value of financials
The following tables summarize the fair value of our financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2016 and 2015 based on inputs used to derive their fair values:

	Fair Value Total	Fair Value Measurements at December 31, 2016
		Level 1	Level 2	Level 3
Assets:
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	$14	$14	$—	$—
Swing Swaps IFERC	2	—	2	—
Fixed Swaps/Futures	96	96	—	—
Forward Physical Swaps	1	—	1	—
Power:
Forwards	4	—	4	—
Futures	1	1	—	—
Options – Calls	1	1	—	—
Natural Gas Liquids – Forwards/Swaps	233	233	—	—
Refined Products – Futures	1	1	—	—
Crude – Futures	9	9	—	—
Total commodity derivatives	362	355	7	—
Total assets	$362	$355	$7	$—
Liabilities:
Interest rate derivatives	$(193)	$—	$(193)	$—
Embedded derivatives in the ETP Preferred Units	(1)	—	—	(1)
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	(11)	(11)	—	—
Swing Swaps IFERC	(3)	—	(3)	—
Fixed Swaps/Futures	(149)	(149)	—	—
Power:
Forwards	(5)	—	(5)	—
Futures	(1)	(1)	—	—
Natural Gas Liquids – Forwards/Swaps	(273)	(273)	—	—
Refined Products – Futures	(17)	(17)	—	—
Crude – Futures	(13)	(13)	—	—
Total commodity derivatives	(472)	(464)	(8)	—
Total liabilities	$(666)	$(464)	$(201)	$(1)

	Fair Value Total	Fair Value Measurements at December 31, 2015
		Level 1	Level 2	Level 3
Assets:
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	$16	$16	$—	$—
Swing Swaps IFERC	10	2	8	—
Fixed Swaps/Futures	274	274	—	—
Forward Physical Swaps	4	—	4	—
Power:
Forwards	22	—	22	—
Futures	3	3	—	—
Options – Puts	1	1	—	—
Options – Calls	1	1	—	—
Natural Gas Liquids – Forwards/Swaps	99	99	—	—
Refined Products – Futures	9	9	—	—
Crude – Futures	9	9	—	—
Total commodity derivatives	448	414	34	—
Total assets	$448	$414	$34	$—
Liabilities:
Interest rate derivatives	$(171)	$—	$(171)	$—
Embedded derivatives in the ETP Preferred Units	(5)	—	—	(5)
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	(16)	(16)	—	—
Swing Swaps IFERC	(12)	(2)	(10)	—
Fixed Swaps/Futures	(203)	(203)	—	—
Power:
Forwards	(22)	—	(22)	—
Futures	(2)	(2)	—	—
Options – Puts	(1)	(1)	—	—
Natural Gas Liquids – Forwards/Swaps	(89)	(89)	—	—
Crude – Futures	(5)	(5)	—	—
Total commodity derivatives	(350)	(318)	(32)	—
Total liabilities	$(526)	$(318)	$(203)	$(5)

Unobservable Inputs of Fair Value Level 3 Liabilities [Table Text Block]
The following table presents the material unobservable inputs used to estimate the fair value of ETP’s Preferred Units and the embedded derivatives in ETP’s Preferred Units:

	Unobservable Input	December 31, 2016
Embedded derivatives in the ETP Preferred Units	Credit Spread	5.12%
	Volatility	31.73%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents a reconciliation of the beginning and ending balances for our Level 3 financial instruments measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2016.

Balance, December 31, 2015	$(5)
Net unrealized gains included in other income (expense)	4
Balance, December 31, 2016	$(1)